Impairment testing of acquired development programs not yet available for use (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Carrying Amount of Acquired Development Programs

The carrying amount of acquired development programs is as follows:

	As at December 31, 2017
	(in £)
	BPS-804	MPH-9668	BGS-649	BCT-197	Total
	(setrusumab)	(alvelestat)	(leflutrozole)	(acumapimod)
Acquired development programs	11,615,824	7,192,288	9,886,356	4,310,761	33,005,229
Acquired development programs	11,615,824	6,819,288	9,886,356	4,310,761	32,632,229